Employee Benefit Plans Amounts Charged to Income for employees Incentive Compensation Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Incentive Compensation Cash Award
Incentive Compensation Plans Expense [Line Items]
Pretax	$ 598.4	$ 539.5	$ 461.3
After Tax	472.7	426.2	299.8
Employee Stock
Incentive Compensation Plans Expense [Line Items]
Pretax	90.1	76.2	92.9
After Tax	71.2	60.2	60.4
Employee Stock Option
Incentive Compensation Plans Expense [Line Items]
Pretax	0.1	1.0	2.5
After Tax	$ 0.1	$ 0.8	$ 1.6